Income Taxes (Schedule of Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforward	$ 1,754,151	$ 978,460
Valuation Allowance	(1,754,151)	(978,460)
Total Net Deferred Tax Assets